Balance Sheets - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 122	$ 1,611
GST receivable	1,560	502
Total current assets	1,682	2,113
Mineral Property Interests (note 5)	54,001
Total Assets	55,683	2,113
Liabilities and Stockholders’ Deficiency
Accounts payable and accrued liabilities (note 6)	176,163	150,001
Due to related parties (note 7)	103,200	34,756
Loan payable (note 9)	57,973	52,973
Convertible debentures (note 10)	489,589	459,589
Total Liabilities	826,925	697,319
Stockholders’ Deficiency
Capital stock (note 11)	27,536,269	27,511,269
Equity portion of convertible debentures (note 10)	33,706	33,706
Reserves	24,000
Deficit	(28,365,217)	(28,240,181)
Total Stockholders’ Deficiency	(771,242)	(695,206)
Total Liabilities and Stockholders’ Deficiency	$ 55,683	$ 2,113